Other liabilities	12 Months Ended
Dec. 31, 2019
Miscellaneous liabilities [abstract]
Other liabilities
Other liabilities
The detail of Other liabilities in the consolidated balance sheets is as follows:

Million euros
	2019	2018	2017
Transactions in transit	663	803	811
Accrued expenses and deferred income	6,909	6,621	6,790
Other	5,220	5,664	4,990
	12,792	13,088	12,591